                                                                               .
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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                August 2009
Payment Date                                                                                                       9/15/2009
Transaction Month                                                                                                          2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $1,231,827,946.39                    67,817                    57.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $330,000,000.00                  0.79625%                  July 15, 2010
 Class A-2 Notes                                    $184,000,000.00                    2.000%              December 15, 2011
 Class A-3 Notes                                    $343,000,000.00                    2.720%              November 15, 2013
 Class A-4 Notes                                    $163,000,000.00                    4.430%              November 15, 2014
                                                    ---------------
    Total                                         $1,020,000,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $4,655,938.04

PRINCIPAL:
 Principal Collections                                                                                        $25,240,423.20
 Prepayments in Full                                                                                          $19,056,210.27
 Liquidation Proceeds                                                                                            $410,704.23
 Recoveries                                                                                                         $(25.00)
                                                                                                                    --------
   SUB TOTAL                                                                                                  $44,707,312.70
                                                                                                              --------------
COLLECTIONS                                                                                                   $49,363,250.74

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $115,052.39
 Purchase Amounts Related to Interest                                                                                $367.51
                                                                                                                     -------
   SUB TOTAL                                                                                                     $115,419.90

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
AVAILABLE FUNDS - TOTAL                                                                                       $49,478,670.64

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                August 2009
Payment Date                                                                                                       9/15/2009
Transaction Month                                                                                                          2

III. DISTRIBUTIONS

                                                                                               CARRYOVER           REMAINING
                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00      $49,478,670.64
Servicing Fee                                       $926,044.87      $926,044.87       $0.00       $0.00      $48,552,625.77
Interest - Class A-1 Notes                          $129,799.55      $129,799.55       $0.00       $0.00      $48,422,826.22
Interest - Class A-2 Notes                          $306,666.67      $306,666.67       $0.00       $0.00      $48,116,159.55
Interest - Class A-3 Notes                          $777,466.67      $777,466.67       $0.00       $0.00      $47,338,692.88
Interest - Class A-4 Notes                          $601,741.67      $601,741.67       $0.00       $0.00      $46,736,951.21
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00      $46,736,951.21
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $46,736,951.21
Regular Principal Payment                       $202,361,670.55   $46,736,951.21       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $49,478,670.64

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $46,736,951.21
                                                                                                              --------------
                                                                      TOTAL                                   $46,736,951.21

IV. NOTEHOLDER PAYMENTS

                       NOTEHOLDER PRINCIPAL PAYMENTS       NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $46,736,951.21         $141.63     $129,799.55            $0.39   $46,866,750.76             $142.02
Class A-2 Notes                  $0.00           $0.00     $306,666.67            $1.67      $306,666.67               $1.67
Class A-3 Notes                  $0.00           $0.00     $777,466.67            $2.27      $777,466.67               $2.27
Class A-4 Notes                  $0.00           $0.00     $601,741.67            $3.69      $601,741.67               $3.69
                                 -----                     -----------                       -----------
TOTAL                   $46,736,951.21                   $1,815,674.56                    $48,552,625.77

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        August 2009
Payment Date                                                                                                               9/15/2009
Transaction Month                                                                                                                  2

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE        NOTE FACTOR
Class A-1 Notes                                     $202,361,670.55             0.6132172     $155,624,719.34              0.4715901
Class A-2 Notes                                     $184,000,000.00             1.0000000     $184,000,000.00              1.0000000
Class A-3 Notes                                     $343,000,000.00             1.0000000     $343,000,000.00              1.0000000
Class A-4 Notes                                     $163,000,000.00             1.0000000     $163,000,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                               $892,361,670.55             0.8748644     $845,624,719.34              0.8290438

POOL INFORMATION
 Weighted Average APR                                                              5.077%                                     5.008%
 Weighted Average Remaining Term                                                    56.22                                      55.63
 Number of Receivables Outstanding                                                 62,660                                     60,246
 Pool Balance                                                           $1,111,253,839.78                          $1,066,250,783.61
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                       $962,788,408.24                            $922,497,651.82
 Pool Factor                                                                    0.9021177                                  0.8655842

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $12,318,279.46
Targeted Credit Enhancement Amount                                                                                    $15,993,761.75
Yield Supplement Overcollateralization Amount                                                                        $143,753,131.79
Targeted Overcollateralization Amount                                                                                $222,584,411.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $220,626,064.27
Fixed Overcollateralization                                                                                           $75,155,797.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $12,318,279.46
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $12,318,279.46
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve  Balance                                                                                            $12,318,279.46

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                            August 2009
Payment Date                                                                                                   9/15/2009
Transaction Month                                                                                                      2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     279        $180,666.08
(Recoveries)                                                                                        1           $(25.00)
                                                                                                                --------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $180,641.08
Cumulative Net Losses Last Collection Period                                                                  $61,990.96
                                                                                                              ----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $242,682.04

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.20%

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                      0.89%                  488      $9,486,947.79
61-90 Days Delinquent                                                      0.10%                   50      $1,052,654.75
91-120 Days Delinquent                                                     0.01%                    6        $134,252.59
Over 120 Days Delinquent                                                   0.00%                    0              $0.00
                                                                           -----                    -              -----
TOTAL DELINQUENT RECEIVABLES                                               1.00%                  544     $10,673,855.13

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        44      $1,019,182.43
Total Repossesed Inventory                                                                         55      $1,343,519.90
RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD*:
Second Preceding Collection Period (June)                                                                        0.0027%
Preceding Collection Period (July)                                                                               0.0626%
Current Collection Period (August)                                                                               0.1992%
Three Month Average                                                                                              0.0882%
NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES*:
Second Preceding Collection Period (June)                                                                        0.0015%
Preceding Collection Period (July)                                                                               0.0367%
Current Collection Period                                                                                        0.0930%
Three Month Average                                                                                              0.0437%


* First three months will report month over month losses/delinquencies rather than Collection Period over Collection Period.


                                     Page 4